TAXES ON INCOME (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 31, 2011
Operating Loss Carryforwards		$ 11,500
Unrecognized Tax Benefits Excludes Income Tax Penalties And Interest Accrued		158	$ 158
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		10	9	$ 7
Unrecognized Tax Benefits, Interest on Income Taxes Expense		$ 238	$ 228
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%	25.00%	26.50%
Preferred Enterprise Located in Other Area [Member]
Effective Income Tax Rate Reconciliation, Percent			16.00%
Scenario, Forecast [Member]
Effective Income Tax Rate Reconciliation, Percent	23.00%
Scenario, Plan [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%
U S Subsidiaries [Member]
Deferred Tax Assets, Net		$ 1,673
Thereafter [Member]
Percentage Of Amendment Tax Rate					9.00%
U S Federal [Member]
Operating Loss Carryforwards		$ 67,800
Amendment 2011 [Member]
Percentage Of Amendment Tax Rate					16.00%
Minimum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent			7.50%
Maximum [Member] | Preferred Enterprise Located In Development Area A [Member]
Effective Income Tax Rate Reconciliation, Percent			9.00%
Israeli Taxation [Member]
Income Tax Holiday, Description		the Company's income derived from the "Approved Enterprise" will be entitled to a tax exemption for a period of two years and to an additional period of five to eight years of reduced tax rates of 10% - 25% (based on the percentage of foreign ownership). The duration of tax benefits of reduced tax rates is subject to a limitation of the earlier of 12 years from commencement of production, or 14 years from the approval date. The Company utilized tax benefits from the first program in 1998 and has not been eligible for benefits since 2007.
Tax Exempt Income Earned By Approved Enterprise Of Company Included In Retained Earnings		$ 540
Deferred Tax Assets, Net		$ 5,013
Effective Income Tax Rate Reconciliation, Percent		24.00%	25.00%	26.50%
Israeli Taxation [Member] | Israeli Subsidiaries [Member]
Operating Loss Carryforwards		$ 75,500
Israeli Taxation [Member] | Minimum [Member]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent		10.00%
Israeli Taxation [Member] | Maximum [Member]
Accrued Income Taxes, Current		$ 180
State and Local Jurisdiction [Member]
Operating Loss Carryforwards		$ 1,600
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		24.00%